PROPERTY, PLANT AND EQUIPMENT - Right-of-use asset (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use
Right of use	$ 33,291,355	$ 20,595,993	$ 23,653,975
Lease interest	2,616,945	2,092,868	1,816,506
Constructions and buildings
Right-of-use
Right of use	9,362,903	3,241,551	1,902,331
Plant and Equipment
Right-of-use
Right of use	16,751,728	13,753,007	16,125,216
IT Equipment
Right-of-use
Right of use	125,011	133,110	246,465
Motor vehicles
Right-of-use
Right of use	6,919,416	3,328,705	5,106,463
Others
Right-of-use
Right of use	132,297	139,620	273,500
Gross asset
Right-of-use
Right of use	100,265,151	73,946,435	69,616,828
Gross asset | Constructions and buildings
Right-of-use
Right of use	16,246,384	6,694,251	4,042,921
Gross asset | Plant and Equipment
Right-of-use
Right of use	52,431,352	47,377,683	43,450,544
Gross asset | IT Equipment
Right-of-use
Right of use	1,155,261	1,214,851	997,458
Gross asset | Motor vehicles
Right-of-use
Right of use	22,051,973	9,395,320	12,171,762
Gross asset | Others
Right-of-use
Right of use	8,380,181	9,264,330	8,954,143
Accumulated depreciation
Right-of-use
Right of use	(66,973,796)	(53,350,442)	(45,962,853)
Accumulated depreciation | Constructions and buildings
Right-of-use
Right of use	(6,883,481)	(3,452,700)	(2,140,590)
Accumulated depreciation | Plant and Equipment
Right-of-use
Right of use	(35,679,624)	(33,624,676)	(27,325,328)
Accumulated depreciation | IT Equipment
Right-of-use
Right of use	(1,030,250)	(1,081,741)	(750,993)
Accumulated depreciation | Motor vehicles
Right-of-use
Right of use	(15,132,557)	(6,066,615)	(7,065,299)
Accumulated depreciation | Others
Right-of-use
Right of use	$ (8,247,884)	$ (9,124,710)	$ (8,680,643)